Income tax expense - Reconciliation of the differences between the statutory income tax rate and the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax effect of permanent differences	1.00%	2.00%	1.00%
Change in valuation allowance	1.00%	(2.00%)
Tax effect of preferential tax rates	(1.00%)	1.00%	(1.00%)
Effect of income tax in jurisdictions other than the PRC	(14.00%)	(21.00%)	(2.00%)
Tax effect of Super Deduction and others	2.00%	3.00%	(2.00%)
Effective income tax rate	14.00%	8.00%	21.00%